Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2017
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Assets and liabilities held for sale

22 Assets and liabilities held for sale

Assets and liabilities held for sale include disposal groups whose carrying amount will be recovered principally through a sale transaction expected within the next year rather than through continuing operations. This relates to businesses for which a sale is agreed upon or a sale is highly probable at the reporting date, but for which the transaction has not yet fully closed. As of December 31, 2017, this relates to the assets and liabilities of Aegon Ireland plc.

In 2017, following court approval on the Part VII transfer (22), the sale of the UK annuity portfolio to Rothesay Life and Legal & General has been completed. As a consequence the related assets and liabilities are no longer classified as assets and liabilities held for sale at year-end 2017. Also refer to note 51 Business combinations.

Aegon Ireland plc., also referred to as VA Europe, is included in the UK segment (note 5 Segment information). For more information related to the sale transaction, refer to note 51 Business combinations.

The table below presents the major types of assets and liabilities of Aegon Ireland plc. included in assets and liabilities classified as held for sale on the consolidated statement of financial position.

Amounts in EUR million	2017
Assets
Cash and cash equivalents	260
Investments	139
Investments for account of policyholders	4,775
Derivatives	57
Deferred tax assets	5
Deferred expenses	6
Other assets and receivables	7
Total assets	5,249

Liabilities
Insurance contracts for account of policyholders	1,346
Investment contracts for account of policyholders	3,518
Derivatives	74
Deferred gains	43
Other liabilities	18
Accruals	3
Total liabilities	5,003

As of December 31, 2017, there are no unrealized gains relating to non-current assets and disposal groups classified as held for sale included in other comprehensive income.

Fair value measurement

The fair value hierarchy of financial assets and liabilities (measured at fair value), which are presented as held for sale is included below. The fair value hierarchy consists of three levels. Reference is made to note 3 Critical accounting estimates and judgment in applying accounting policies for more details on the fair value hierarchy.

	Level I	Level II	Level III	Total 2017
Assets carried at fair value
Fair value through profit or loss
Shares	139	-	-	139
Investments for account of policyholders	1,699	3,076	-	4,775
Derivatives	-	57	-	57
Total assets at fair value	1,837	3,133	-	4,971

Liabilities carried at fair value
Investment contracts for account of policyholders	-	3,518	-	3,518
Derivatives	-	41	33	74
Total liabilities at fair value	-	3,559	33	3,592